UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22599

American Real Estate Income Fund

(Exact name of registrant as specified in charter)

405 Park Avenue, 15th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Michael Weil

405 Park Avenue, 15th Floor,

New York, NY 10022

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 415-6500

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD: (see attached table)

Investment Company Report

Meeting Date Range:	01-Jul-2015 - 01-Jul-2016	Report Date:	05-Jul-2016

American Real Estate Fund
HEALTHCARE TRUST OF AMERICA, INC.
Security:	42225P501	Agenda Number:	934222403
Ticker:	HTA	Meeting Type:	Annual
ISIN:	US42225P5017	Meeting Date:	08-Jul-15

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management’s
Recommendation

1A.	ELECTION OF DIRECTOR: SCOTT D. PETERS	Mgmt	For	For

1B.	ELECTION OF DIRECTOR: W. BRADLEY BLAIR, II	Mgmt	For	For

1C.	ELECTION OF DIRECTOR: MAURICE J. DEWALD	Mgmt	For	For

1D.	ELECTION OF DIRECTOR: WARREN D. FIX	Mgmt	For	For

1E.	ELECTION OF DIRECTOR: PETER N. FOSS	Mgmt	For	For

1F.	ELECTION OF DIRECTOR: LARRY L. MATHIS	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2015 - 01-Jul-2016	Report Date:	05-Jul-2016

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management’s
Recommendation

1G.	ELECTION OF DIRECTOR: STEVE W. PATTERSON	Mgmt	For	For

1H.	ELECTION OF DIRECTOR: GARY T. WESCOMBE	Mgmt	For	For

2.	TO CONSIDER AND VOTE UPON THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         American Real Estate Income Fund

By (Signature and Title)    /s/ Gerard Scarpati

                                      Gerard Scarpati, Chief Financial Officer of the Fund

Date: July 7, 2016